Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 257,950	$ 250,637
Accounts receivable, net of allowances of $9,394 and $7,796 as of December 31, 2011 and 2012, respectively	8,666	6,715
Inventories, net	7,490	7,984
Prepaid expenses and other current assets	15,678	17,560
Deferred tax assets-current		207
Total current assets	289,784	283,103
Property, plant and equipment, net	80,614	69,979
Land use rights, net	10,645	10,755
Acquired intangible assets, net	4,061	2,327
Goodwill	1,242	1,242
Deferred tax assets - non-current		3
Total assets	386,346	367,409
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	11,140	8,792
Short-term loans (including short-term loans of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	15,350
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $837 and $184 as of December 31, 2011 and 2012, respectively)	11,784	20,191
Advance from customers (including advance from customers of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $202 and $nil as of December 31, 2011 and 2012, respectively)	9,173	8,492
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	4,178	219
Income tax payable (including income tax payable of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $21 and $21 as of December 31, 2011 and 2012, respectively)	1,062	1,804
Put option liability (including put option of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	1,680	1,530
Total current liabilities	54,367	41,028
Deferred tax liability - non-current (including deferred tax liability-non-current of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)		106
Long-term loan (including Long-term loan of the consolidated variable interest entity without recourse to China Techfaith Wireless Communication Technology Limited, $nil and $nil as of December 31, 2011 and 2012, respectively)	290	290
Total liabilities	54,657	41,424
Commitments (Note 22)
Equity:
Ordinary shares of par value $0.00002: (50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193, as of December 31, 2011 and 2012, respectively)	16	16
Additional paid-in capital	142,837	141,667
Accumulated other comprehensive income	46,822	43,597
Statutory reserve	23,137	22,631
Retained earnings	93,472	97,272
Total China Techfaith Wireless Communication Technology Limited shareholders' equity	306,284	305,183
Noncontrolling interests	25,405	20,802
Total equity	331,689	325,985
TOTAL LIABILITIES AND EQUITY	$ 386,346	$ 367,409